Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

During the second quarter of 2020, the Company issued 1,236,000 warrants to purchase the Company's common stock. These warrants have an exercise price of $0.50 and expire in three or five years. These warrants were issued for services and compensation.

During the second quarter of 2020, the Company issued 1,050,000 shares of the Company's common stock. The Company received $525,000 for the sales of this stock. The Company also issued one warrant for each share of common stock sold. These warrants have an exercise price of $0.55 and a expire three years from the grant date.

On April 23, 2020, the Company entered into a consulting agreement for investor relation services. As part of this agreement the Company will pay a monthly fee of $8,000. This monthly fee will also increase by 5% every 12 months of service.

On April 1, 2020, the Company amended an agreement dated August 27, 2019. As part of this agreement the Company issued warrants to purchase 3,700,000 shares of common stock upon meeting certain milestones related to mergers and acquisitions. These warrants have an exercise price of $0.50 and a term of seven years.

During the second quarter of 2020, 13,100,000 warrants were converted to 10,628,611 shares of the Company's common stock through a cashless exercises.

On April 9, 2020 our common stock became quoted on the OTCQB under the symbol DRVD.

NOTE 11 – SUBSEQUENT EVENTS

Subsequent to the year ended December 31 2019, the Company issued 214,000 shares of its common stock for consideration of $107,000.

Subsequent to the year ended December 31 2019, the Company issued 980,000 shares of its common stock for consideration of $490,000. As part of this issuance the investors will also receive warrants to purchase the Company's common stock equal to the number of shares of common stock purchased. These warrants have an exercise price of $0.55, are fully vested on issuance, and expire three years after issuance.

On January 3, 2020, the Company entered into a consulting agreement. As part of this agreement the Company will pay the Consultant $10,000 upon signing of the agreement and an additional $15,000 30 days and 60 day after the signing of the agreement. The Company will also issue 80,000 warrant to purchase the shares of the Company's common stock an exercise price of 0.50 and a term of seven years.

On February 28, 2020 (the "Effective Date"), Driven Deliveries, Inc. (the "Company") entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among the Company, Budee Acquisition, Inc., a Nevada corporation and Budee, Inc. ("Budee"), a California corporation, pursuant to which the Company acquired Budee (the "Budee Acquisition").

On March 16, 2020, the Company issued 45,000 warrant to an employee as compensation for the employee relocating. These warrants have an exercise price of $0.50, are fully vested on issuance, and expire three years after issuance.

On March 25, 2020, the board of directors of the Company appointed Christopher DeSousa as a member of the Board, with such appointment to take effect immediately. In connection with his appointment, the Board approved a grant of an option to purchase 112,500 shares of the Company's common stock at an exercise price of $0.59 per share. In addition, Mr. DeSousa shall receive an option to purchase 28,125 shares of Common Stock at the Exercise Price for each quarter he serves on the Board.

On April 23, 2020, the Company entered into a consulting agreement. As part of this agreement the Company will pay a monthly fee of $8,000. This monthly fee will also increase by 5% every 12 months of service.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act ("CARES Act") was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 ("2017 Tax Act"). Corporate taxpayers may carryback net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.

In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation.